Short-Term Loans and Long-Term Debt (Aggregate Annual Maturities of Long-Term Debt Outstanding) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term Debt and Capital Lease Obligations, Including Current Maturities [Abstract]
2023	¥ 55,172
2024	817
2025	597
2026	392
2027	364
Thereafter	247
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 57,589	¥ 181,040